Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues, net	$ 38,994	$ 51,542	$ 45,468
Expenses:
Voyage related costs and commissions	(2,699)	(9,527)	(6,352)
Vessel operating expenses	(14,243)	(13,367)	(11,623)
General and administrative expenses	(6,096)	(2,996)	(3,448)
Management fees, related parties	(1,384)	(1,177)	(728)
Management fees, other	(503)	(503)	(760)
Amortization and write-off of special survey costs	(599)	(382)	(388)
Depreciation	(7,574)	(6,904)	(5,503)
Allowance reduction for credit losses	22	38	78
Gain on sale of vessels, net			25,125
Operating income	5,918	16,724	41,869
Other expenses, net:
Loss from debt extinguishment			(379)
Loss from financial derivative instrument			(59)
Interest and finance costs	(5,775)	(6,529)	(5,835)
Interest income	1,792	2,312	1,240
Total other expenses, net	(3,983)	(4,217)	(5,033)
Net income	1,935	12,507	36,836
Loss attributable to non-controlling interest	59	361	201
Net income attributable to Pyxis Tankers Inc.	1,994	12,868	37,037
Dividend Series A Convertible Preferred Stock		(562)	(810)
Deemed dividend from Series A Convertible Preferred Stock Redemption		(2,682)
Net income attributable to common shareholders	$ 1,994	$ 9,624	$ 36,227
Net income per common share, basic	$ 0.19	$ 0.91	$ 3.38
Net income per common share, diluted	$ 0.19	$ 0.91	$ 2.94
Weighted average number of common shares, basic	10,422,154	10,524,511	10,701,059
Weighted average number of common shares, diluted	10,422,154	10,524,511	12,585,777